Investment in Associated Companies (Additional Information - OPC) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2021	Apr. 30, 2021	Apr. 30, 2020
Disclosure of associates [line items]
Gain on third party investment in Qoros			$ 0	$ (251,483)	$ 309,918
Borrowings			1,163,071	1,210,114
Proceeds from sale of subsidiary, net of cash disposed off			0	$ 0	$ 407
CPV Valley [Member]
Disclosure of associates [line items]
Amount of outstanding debt			$ 400,000
Board of Director [Member]
Disclosure of associates [line items]
Shares Issuance Price Per Share						$ 3.5	$ 1.86
Fair value of the shares granted						$ 189,000	$ 100,000
Cpv Group Pursuant To Conditions Member | Three Rivers [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate			17.50%
Borrowings, interest rate			4.50%
Consideration transferred, acquisition-date fair value			$ 95,000
Shareholder loan			55,000
Repayments of borrowings			$ 41,000
Percentage of extent to sale executed			7.50%
Remaining Equity Interest Percentage			10.00%
Quantum [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture			12.00%	12.00%
New Qoros Investor [Member]
Disclosure of associates [line items]
Investments in joint ventures		$ 1,002,000
Proportion of ownership interest in joint venture		51.00%
Consideration transferred, acquisition-date fair value		$ 504,000
Sale of remaining interest								$ 220,000
New Qoros Investor in Qoros [Member]
Disclosure of associates [line items]
Sale of remaining interest	$ 220,000
Kenon put option in relation to Qoros [Member]
Disclosure of associates [line items]
Percentage of interest sold	12.00%		12.00%
Kenon remaining interest in Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	12.00%				24.00%
Qoros to Chery [Member]
Disclosure of associates [line items]
Total Cash To Be Received From Chery				$ 16,000
Companys Back To Back Guarantee Obligations Upon Completion Of Sale					$ 23,000